UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2002

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		April 29, 2002

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		39
Form 13F Information Table Value Total:		$427,862
List of Other Managers:

No.  13F File Number	Name

      None






                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING
AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS       SOLE
SHARED     NONE
Abercrombie & Fitch   COM      002896207       $12,910      419170 SH          SOLE      None
313280         0    105890
Abbott Laboratories   COM      002824100        $1,587       30176 SH          SOLE      None
27906        0      2270
Ambac Financial Gro   COM      023139108       $14,692      248728 SH          SOLE      None
182007              66721
Autodesk, Inc.        COM      052769106       $20,319      435180 SH          SOLE      None
322770        0    112410
BEA Systems Incorpo   COM      073325102        $8,218      599420 SH          SOLE      None
415025        0    184395
CDW Computer Center   COM      125129106       $16,543      328635 SH          SOLE      None
234640        0     93995
CSG Systems Interna   COM      126349109        $5,998      210675 SH          SOLE      None
155295        0     55380
Cabot Corporation     COM      127055101       $12,454      337965 SH          SOLE      None
248280        0     89685
Calpine Corp.         COM      131347106        $7,349      578645 SH          SOLE      None
427640        0    151005
Concord EFS Incorpo   COM      206187105       $13,091      393720 SH          SOLE      None
302410        0     91310
Cooper Cameron        COM      216640102        $9,438      184665 SH          SOLE      None
143895        0     40770
Express Scripts Inc   COM      302102100       $19,055      330865 SH          SOLE      None
251325        0     79540
Family Dollar Store   COM      307000109       $18,430      549975 SH          SOLE      None
391985        0    157990
Fidelity National F   COM      316326107        $6,424      243615 SH          SOLE      None
179615        0     64000
First Health Group    COM      320960107        $6,728      278830 SH          SOLE      None
204760        0     74070
Flextronics Interna   COM      Y2573F102       $10,654      583765 SH          SOLE      None
421435        0    162330
Hanover Compressor    COM      410768105       $14,095      783495 SH          SOLE      None
568795        0    214700
HCC Insurance Holdi   COM      404132102       $11,707      418840 SH          SOLE      None
311230        0    107610
Health Management A   COM      421933102       $13,722      661925 SH          SOLE      None
491065        0    170860
Health Net Inc        COM      42222G108       $13,710      499645 SH          SOLE      None
379855        0    119790
IndyMac Bancorp Inc   COM      456607100       $10,277      416090 SH          SOLE      None
314225        0    101865
Integrated Device T   COM      458118106       $12,984      390625 SH          SOLE      None
286185        0    104440
International Recti   COM      460254105       $14,823      326415 SH          SOLE      None
238415        0     88000
Lennar Corporation    COM      526057104        $8,439      159950 SH          SOLE      None
117285        0     42665
Lincare Holdings      COM      532791100       $11,190      412610 SH          SOLE      None
301030        0    111580
Manpower Inc.         COM      56418H100       $15,242      392025 SH          SOLE      None
284415        0    107610
Metris Companies In   COM      591598107        $7,980      398980 SH          SOLE      None
280130        0    118850
Mettler-Toledo Inte   COM      592688105        $6,067      134050 SH          SOLE      None
99600        0     34450
National Commerce F   COM      63545P104        $6,844      246195 SH          SOLE      None
182855        0     63340
National Oilwell In   COM      637071101       $12,956      511475 SH          SOLE      None
386280        0    125195
Netiq Corporation     COM      64115P102        $6,935      317990 SH          SOLE      None
232120        0     85870
Plexus Corporation    COM      729132100        $9,340      395770 SH          SOLE      None
283710        0    112060
Quest Diagnostics I   COM      74834L100       $13,860      167291 SH          SOLE      None
124776        0     42515
Rouse Co.             COM      779273101          $249        8028 SH          SOLE      None
8028        0         0
Shaw Group            COM      820280105       $12,599      458160 SH          SOLE      None
348760        0    109400
Southwest Airlines,   COM      844741108       $12,579      650096 SH          SOLE      None
480708        0    169388
Tech Data Corp.       COM      878237106       $17,306      377128 SH          SOLE      None
268178        0    108950
Teva Pharmaceutical   ADR      881624209       $11,773      195777 SH          SOLE      None
139707        0     56070
Zions Bancorporatio   COM      989701107       $12,205      237445 SH          SOLE      None
176360        0     61085
TOTAL PORTFOLIO                               $427,862    13894864 SHS
10212700        0   3682164